SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Totals	4,403,383	1,442,978	3,580,561	966,779
Share-Based Payment Arrangement, Option [Member]
Totals	543,479	461,616	603,229	455,548
Warrant [Member]
Totals	2,878,734	886,779	2,748,371	421,711
Restricted Stock [Member]
Totals	605,000	43,084	163,250	23,958
Series C Preferred Stock [Member]
Totals	376,170	51,499	65,711	65,562